Risk management - Regulatory Capital Other Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) company component	Dec. 31, 2016 EUR (€)
Leverage ratio
Level 1 Capital (millions of euros)	€ 77,283	€ 73,709
Exposure (millions of euros)	€ 1,463,090	€ 1,364,889
Leverage Ratio (as a percent)	5.28%	5.40%
Global systemically important banks
Number of global systemically important banks (G-SIBs) | company	30
Number of criteria determining designation as global systemically important bank | component	5
Capital buffer percentage	1.00%
Minimum
Model roll-out
Coverage of net exposure of the credit portfolio under AIRB (as a percent)	90.00%